NOTE 12 - SUBSEQUENT EVENT (Details) - shares	1 Months Ended
	Aug. 19, 2019	May 31, 2019	Aug. 31, 2018
Common stock issued		732,640	0
Share Exchange Agreement
Common stock issued	1,482,492,800
Class A Preferred Stock issued	8,500,000
Voting rights	100 for 1 voting rights per share, in exchange for all of his outstanding shares in the Company.
Share Exchange Agreement | Common stock
Ownership Percentage	99.99%
Share Exchange Agreement | Class A Preferred Stock
Ownership Percentage	100.00%